Share capital	12 Months Ended
Oct. 31, 2023
Share capital.
Share capital
19.	Share capital

Common shares:
	Number of shares	Amount
	#	$
Opening balance, November 1, 2021	54,360,028	208,904
Acquisition - FABCBD	-	313
Acquisition - NuLeaf	4,429,809	35,527
Acquisition - Budroom	674,650	3,738
Acquisition - Boreal Cannabis	443,301	2,203
Acquisition - Crossroads Cannabis	516,735	2,189
Acquisition - Choom	2,147,023	3,940
Acquisition - Budheaven	564,092	1,986
Issuance of shares through ATM	1,758,167	8,807
Share issuance costs	-	(974)
Vested restricted share units (Note 20)	82,976	247
Issued to pay fees via shares	15,122	100
Shares issued through equity financing	4,956,960	6,768
Exercise options (Note 20)	70,500	526
Exercise warrants (Note 21)	530,423	4,352
Daily High Club Escrow cancellation	(28,553)	(53)
Smoke Cartel Earnout	500,000	940
Balance, October 31, 2022	71,021,233	279,513
Acquisition - Jimmy's (Note 5)	2,595,533	4,932
Issuance of shares through ATM (i)	1,055,861	2,442
Share issuance costs	-	(28)
Vested restricted share units (RSU) (note 20)	66,667	161
Issued to pay fees in shares	136,266	278
Issuance of shares due to put option exercise (note 12)	423,587	729
Balance, October 31, 2023	75,299,147	288,027
(i)	On August 31, 2023, the Company announced that it established a new at-the-market equity offering (“the ATM Program”) that allows the Company to issue up to $30,000 (or the equivalent in U.S. dollars) of common shares from treasury to the public from time to time at the Company’s discretion and subject to regulatory requirements. During the year ended October 31, 2023, a total of $2,442 has been raised through the program.